Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment [Abstract]
Depreciation expense	$ 8,635	$ 7,538	$ 25,704	$ 19,376	$ 27,410	$ 17,353